Borrowings (Details) - USD ($) $ in Millions	Jan. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Notes Payable and Short-Term Borrowings
Current portion of long-term debt		$ 2,160	$ 2,530
Amount outstanding		$ 2,194	$ 2,594
Current portion of long-term debt, weighted average interest rate (as a percent)		3.30%	2.20%
Maximum borrowing capacity under credit facility		$ 832
Notes payable			$ 35
Interest rate (as a percent)			34.00%
U.S. Dollar Global Notes
Notes Payable and Short-Term Borrowings
Principal amount of debt redeemed and repaid	$ 2,100
Obligation related to notes payable to banks, lines of credit, uncommitted line of credit and other debt
Notes Payable and Short-Term Borrowings
Short term borrowings		$ 34	$ 64
Weighted average interest rate (as a percent)		4.70%	18.40%